Convertible Preference Shares of Subsidiary (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Schedule of Stock by Class [Table Text Block]
Class	Number	Initial	Issuance	Gross	Issuance	Exchange	Net Cash	Date if	CPS
of CPS	of CPS	Investor	Date	Proceeds	(Costs)	Gain (loss)	Proceeds	Exchanged	Outstanding

Series A	444,444	MTDC	07/18/2008	$1,000,000	$(30,000)	$—	$970,000	—	444,444
Series A	444,444	MTDC	11/27/2008	1,000,000	(30,000)	—	970,000	—	444,444
Series B	111,111	EEV	06/08/2009	250,000	(19,393)	(18,029)	212,578	08/17/2010	—
Series B	111,111	EEV	03/09/2010	250,000	(8,929)	(3,005)	238,066	08/17/2010	—
Series B	222,222	PMSB	09/23/2009	500,000	(7,500)	—	492,500	—	222,222
Series B	222,222	PMSB	05/13/2010	500,000	(5,000)	—	495,000	—	222,222
Series B	188,057	KMP	09/18/2009	423,128	(11,319)	—	411,809	09/29/2010	—

Subtotal	1,743,611			3,923,128	(112,141)	(21,034)	3,789,953		1,333,332

Series C	3,233,734	MTDC	03/10/2011	5,000,000	(6,272)	58,575	5,052,303	—	3,233,734

	4,977,345			$8,923,128	$(118,413)	$37,541	$8,842,256		4,567,066

Class	Number	Initial	Issuance	Gross	Issuance	Exchange	Net Cash	Date if	CPS
of CPS	of CPS	Investor	Date	Proceeds	(Costs)	Gain (loss)	Proceeds	Exchanged	Outstanding

Series A	444,444	MTDC	07/18/2008	$1,000,000	$(30,000)	$—	$970,000	—	444,444
Series A	444,444	MTDC	11/27/2008	1,000,000	(30,000)	—	970,000	—	444,444
Series B	111,111	EEV	06/08/2009	250,000	(19,393)	(18,029)	212,578	08/17/2010	—
Series B	111,111	EEV	03/09/2010	250,000	(8,929)	(3,005)	238,066	08/17/2010	—
Series B	222,222	PMSB	09/23/2009	500,000	(7,500)	—	492,500	—	222,222
Series B	222,222	PMSB	05/13/2010	500,000	(5,000)	—	495,000	—	222,222
Series B	188,057	KMP	09/18/2009	423,128	(11,319)	—	411,809	09/29/2010	—

Subtotal	1,743,611			3,923,128	(112,141)	(21,034)	3,789,953		1,333,332

Series C	3,233,734	MTDC	03/10/2011	5,000,000	(6,272)	58,575	5,052,303	—	3,233,734

	4,977,345			$8,923,128	$(118,413)	$37,541	$8,842,256		4,567,066

Series B CPS [Member] | Convertible Preferred Stock [Member]
Fair Value, by Balance Sheet Grouping [Table Text Block]
	March 31, 2013	March 31, 2012

Risk-free interest rate	0.13%	0.27%
Expected remaining term	0.81 Years	1.61 Years
Expected volatility	130.91%	90.76%
Dividend yield	0%	0%

	December 31, 2012	December 31, 2011

Risk-free interest rate	0.16%	0.28%
Expected remaining term	1.00 Years	1.81 Years
Expected volatility	125.53%	81.69%
Dividend yield	0%	0%

Series A CPS [Member] | Convertible Preferred Stock [Member]
Fair Value, by Balance Sheet Grouping [Table Text Block]
	March 31, 2013		March 31, 2012

Risk-free interest rate	0.08% - 0.12%	0	0.23% - 0.28%
Expected remaining term	0.30 - 0.66 Years		1.30 - 1.66 Years
Expected volatility	115.56% - 128.08%		89.99% - 96.41%
Dividend yield	0%		0%

	December 31, 2012	December 31, 2011

Risk-free interest rate	0.11% - 0.15%	0.28%
Expected remaining term	0.55 – 0.90 Years	1.55 - 1.90 Years
Expected volatility	123.55% - 127.94%	81.15% - 82.83%
Dividend yield	0%	0%